Summary of Significant Accounting Policies - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value
Unrealized gain from investment in equity investee			¥ 754,468
Impairment of equity method investments	¥ 0	¥ 0	0
Impairment losses related to equity investments without readily determinable fair values	0	¥ 0	¥ 56,026
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
DCN/DCD	1,693,843
Foreign exchange forward contracts	1,855
Foreign exchange option contracts	317
Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
DCN/DCD	69,160
Foreign exchange forward contracts	¥ 242